Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of trade payables

Trade and other payables consist of the following:

		Consolidated Group
	Note	2023 A$	2022 A$
Trade payables		773,917	661,755
Sundry payables		1,280,210	492,486
Deferred consideration	(a)	453,446	300,000
		2,507,573	1,454,241

(a)	Relates to the acquisition of further technologies from Jimmy Kelley Digital.